Employee Benefit Plans and Similar Obligations	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Employee Benefit Plans and Similar Obligations
37. EMPLOYEE BENEFIT PLANS AND SIMILAR OBLIGATIONS

•	Retirement plan
Effective March 1, 1995, the Group has established a retirement plan, through which it makes contributions to an investment fund for an amount equivalent to the amount contributed by each adhering member, between 3% and 10% of their monthly compensation, and has no legal or implied obligation to make additional contributions in the event that the mutual fund does not have sufficient assets to meet the benefits.
The plan members will receive from the Group the contributed funds before retirement only in the case of voluntary termination under certain circumstances, dismissal without cause or in case of death or incapacity. The Group has the right to discontinue this plan at any time, without incurring termination costs.
The amount charged to expense related to the Retirement Plan was 4, 4 and 3 for the years ended December 31, 2025, 2024 and 2023, respectively.

•	Short-term benefit programs
The Group has short-term benefit cash payment programs applicable to certain employees. These programs are mainly based on the fulfillment of vice-presidency and unit objectives and may be increased based on individual performance. They are calculated considering the remuneration of each employee, the number of salaries assigned per salary category and certain key factors related to the fulfillment of these objectives. As of 2024, a new variable compensation program based on the Group’s results (“CVR”, by its acronym in Spanish) was implemented, to be paid whenever these results are positive.
The amount charged to expense related to the short-term benefit programs was 189, 154 and 111 for the years ended December 31, 2025, 2024 and 2023, respectively.

•	Share-based benefit plans
From the fiscal year 2013 the Company has decided to implement a share-based benefit plan aimed at aligning the performance of certain executive-level employees, managers and key or critical technical knowledgeable personnel, with the objectives of the strategic plan of the Company. This plan, organized in annual programs, consists in giving participation, through shares of the Company, to each selected employee subject to continued service for the period defined in the plan (period of up to 3 years from the grant date, “service period”), being this the only necessary condition to access the agreed final retribution.
Information related to the evolution of the quantity of shares, of the share-based benefit plans at the end of the years ended December 31, 2025, 2024 and 2023, is as follows:
Plan 2020 - 2023
At its meeting held on November 10, 2020, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2020-2023 effective for 3 years from July 1, 2020.

	2025	2024	2023
Amount at the beginning of the fiscal year	-	-	350,796
- Granted	-	-	-
- Settled	-	-	(271,817)
- Expired	-	-	(78,979)

Amount at the end of the fiscal year	-	-	-

Expense recognized during the fiscal year	-	-	-	(1)

(1)	Registered value less than 1.
The fair value of the share on the original grant date amounted to 4.75.
(Amounts expressed in millions of United States dollars, except shares and per shares amounts expressed in United States dollars, and as otherwise indicated)

Plan 2021 - 2024
At its meeting held on September 23, 2021, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2021-2024 effective for 3 years from July 1, 2021.

	2025	2024	2023
Amount at the beginning of the fiscal year	-	478,097	818,823
- Granted	-	-	50,037
- Settled	-	(394,359)	(367,371)
- Expired	-	(83,738)	(23,392)

Amount at the end of the fiscal year	-	-	478,097

Expense recognized during the fiscal year	-	5	17
The fair value of the share amounted to 27.70 and 20.42 as of December 31, 2024 and 2023, respectively. The 2021-2024 Plan was defined as payable in cash. Such change in the conditions of the plan did not have any significant effects.
Plan 2022 - 2025
At its meeting held on September 15, 2022, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2022-2025 effective for 3 years from August 1, 2022.

	2025	2024	2023
Amount at the beginning of the fiscal year	297,336	641,161	962,150
- Granted	622	890	69,176
- Settled	(267,819)	(301,392)	(320,649)
- Expired	(30,139)	(43,323)	(69,516)

Amount at the end of the fiscal year	-	297,336	641,161

Expense recognized during the fiscal year	1	2	2
The fair value of the share on the original grant date amounted to 6.67.
Plan 2023 - 2026
At its meeting held on August 16, 2023, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2023-2026 effective for 3 years from August 1, 2023.

	2025	2024	2023
Amount at the beginning of the fiscal year	436,175	720,368	-
- Granted	3,429	48,785	778,756
- Settled	(218,192)	(260,960)	(7,473)
- Expired	(14,444)	(72,018)	(50,915)

Amount at the end of the fiscal year	206,968	436,175	720,368

Expense recognized during the fiscal year	3	3	1
The fair value of the share on the original grant date amounted to 14.63.
Plan 2024 - 2027
At its meeting held on August 7, 2024, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2024-2027 effective for 3 years from August 1, 2024.

	2025	2024	2023
Amount at the beginning of the fiscal year	1,002,892	-	-
- Granted	19,181	1,002,892	-
- Settled	(388,274)	-	-
- Expired	(32,039)	-	-

Amount at the end of the fiscal year	601,760	1,002,892	-

Expense recognized during the fiscal year	6	2	-
The fair value of the share on the original grant date amounted to 18.14.

Plan 2025 - 2028
At its meeting held on October 9, 2025, the Company’s Board of Directors approved the creation of a new shared-based benefit plan for 2025-2028 effective for 3 years from August 1, 2025.

	2025	2024	2023
Amount at the beginning of the fiscal year	-	-	-
- Granted	676,090	-	-
- Settled	-	-	-
- Expired	-	-	-

Amount at the end of the fiscal year	676,090	-	-

Expense recognized during the fiscal year	4	-	-
The fair value of the share on the original grant date amounted to 34.35.
The weighted average remaining contractual life of the plans outstanding as of December 31, 2025, 2024, and 2023 amounts to 1.9, 2.0, and 1.7 years, respectively.
In April 2024, the Company adopted the “Value Generation Plan”, which is a long-term remuneration program for eligible members of management of YPF with the objective of incentivizing extraordinary results in the long term and retaining key employees. Under this plan, the Company granted 4.6 million PSARs to plan participants comprising key employees of the Company. The PSARs provide beneficiaries the opportunity to receive an award to be settled in cash equivalent to the appreciation in the value of the common shares of the Company over a specified period of time. The amount to be paid upon exercise is the difference between the per share base price determined by the plan and the per share market value of the Company’s common shares as of the exercise date. The PSARs expire five years after their grant and begin to vest in the third year, subject to the fulfillment of certain conditions, including performance milestones related to the price of the Company’s common shares ranging from a minimum of US$ 30 per common share up to US$ 60 per common share. The beneficiaries of the PSARs are also required to remain in the Company for three years from the granting of the plan. The PSARs granted by the Company have a base price of US$ 16.17 per share, resulting in a weighted average fair value of US$ 8.75 per PSAR as of the granting date. The Value Generation Plan was approved by the Compensation and Nomination Committee of the Company, and its design and implementation were advised by an international consulting firm specializing in human resources management.
As of December 31, 2025 and 2024, there are 4.6 million number of PSARs outstanding with and a weighted average fair value of US$ 20.8 per PSARs. The amount charged to expense in relation with Value Generation Plan was 25 and 33, for the fiscal year ended December 31, 2025 and 2024, respectively. As of December 31, 2024, weighted average fair value was US$ 28.6 per PSARs.
PSARs expense is determined based on the grant-date fair value of the awards. Fair value is calculated using Monte Carlo simulation model, which requires the input of highly subjective assumptions, including the fair value of the Company’s shares, expected term and risk-free interest rate.
Note 2.b.11) describes the accounting policies for share-based benefit plans. Repurchases of treasury shares are disclosed in Note 31.